Discontinued operations and assets held for sale	6 Months Ended
Sep. 30, 2024
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale

5   Discontinued operations and assets held for sale

Discontinued operations

Where operations constitute a separately reportable segment and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the Condensed consolidated financial statements include amounts for continuing operations, unless indicated otherwise.

Transactions between the Group's continuing and discontinued operations are eliminated in full in the Consolidated income statement. To the extent that the Group considers that the commercial relationships with discontinued operations will continue post-disposal, transactions are reflected within continuing operations with an opposite charge or credit reflected within the results of discontinued operations resulting in a net nil impact on the Group’s Profit for the financial year for the years presented.

On 31 October 2023, the Group announced that it had entered into binding agreements with Zegona Communications plc (’Zegona’) in relation to the disposal of 100% of Vodafone Holdings Europe, S.L.U. (‘Vodafone Spain’). On 31 May 2024, the Group announced it had completed the disposal of Vodafone Spain. See note 10 ‘Disposals’.

5   Discontinued operations and assets held for sale (continued)

On 15 March 2024, the Group announced that it had entered into a binding agreement with Swisscom AG (‘Swisscom’) in relation to the disposal of 100% of Vodafone Italia S.p.A. (’Vodafone Italy’). The expected completion of the disposal is in early 2025.

Consequently, the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. The assets and liabilities of Vodafone Italy are presented as held for sale in the consolidated statement of financial position.

A summary of the results of these discontinued operations is below.

	Six months ended 30 September
	2024		2023
	€m		€m
Profit/(loss) for the financial period - Discontinued operations
Vodafone Spain[1]	76		(187)
Vodafone Italy	(60)		(52)
Total	16		(239)
Earnings/(loss) per share - Discontinued operations
- Basic	0.06	c	(0.88)	c
- Diluted	0.06	c	(0.88)	c

Note:

1.	The results for Vodafone Spain are for the two months to 31 May 2024 when the sale concluded.

Segment analysis of discontinued operations

Vodafone Spain

The results of discontinued operations in Spain are detailed below.

	Six months ended 30 September
	2024	2023
	€m	€m
Revenue	603	1,887
Cost of sales	(321)	(1,511)
Gross profit	282	376
Selling and distribution expenses	(27)	(150)
Administrative expenses	(34)	(328)
Net credit losses on financial assets	(15)	(51)
Operating profit/(loss)	206	(153)
Investment income	3	—
Financing costs	(8)	(35)
Profit/(loss) before taxation	201	(188)
Income tax credit	—	1
Profit/(loss) after tax of discontinued operations	201	(187)
Loss on sale of disposal group	(125)	—
Profit/(loss) for the financial period from discontinued operations	76	(187)
Total comprehensive income/(expense) for the financial period from discontinued operations
Attributable to owners of the parent	77	(184)

On 31 May 2024, the Group announced that it had completed the disposal of Vodafone Spain. See note 10 ‘Disposals’ for more information.

5   Discontinued operations and assets held for sale (continued)

Segment analysis of discontinued operations

Vodafone Italy

The results of discontinued operations in Italy are detailed below.

	Six months ended 30 September
	2024	2023
	€m	€m
Revenue	2,210	2,269
Cost of sales	(840)	(1,750)
Gross profit	1,370	519
Selling and distribution expenses	(114)	(121)
Administrative expenses	(246)	(426)
Net credit losses on financial assets	(26)	(20)
Other expense	—	(1)
Operating profit / (loss)	984	(49)
Financing costs	(45)	(43)
Profit/(loss) before taxation	939	(92)
Income tax (expense) / credit	(260)	40
Profit/(loss) after tax of discontinued operations	679	(52)
After tax loss on the re-measurement of disposal group	(739)	—
Loss for the financial period from discontinued operations	(60)	(52)
Total comprehensive expense for the financial period from discontinued operations
Attributable to owners of the parent	(56)	(50)

The consideration for Vodafone Italy is comprised of €8 billion cash to be paid on completion. A proportion of the consideration is related to future services to be provided by the Group to Swisscom. For the period ended 30 September 2024, the Group recorded a non-cash charge of €739 million (pre and post-tax), included in discontinued operations, as a result of the re-measurement of Vodafone Italy to its fair value less costs to sell. The charge mostly results from the non-recognition of €976 million (€701 million net of tax) depreciation and amortisation of Non-current assets from the date Vodafone Italy was classified as held for sale.

The fair value of the Group’s equity interest at 30 September 2024 was determined with reference to the consideration expected to be received from the agreed disposal to Swisscom, less adjustments for estimated completion adjustments, consideration for future services to be received by Swisscom from the Group and the elimination of intercompany debt. This approach was considered to result in a level 2 valuation in accordance with IFRS 13 as, certain completion related adjustments and estimates of the value of the future services to be provided, are not observable.

5   Discontinued operations and assets held for sale (continued)

Assets held for sale

Assets and liabilities held for sale at 31 March 2024 comprised Vodafone Spain and Vodafone Italy. Assets and liabilities held for sale at 30 September 2024 comprised Vodafone Italy.

The relevant assets and liabilities are detailed in the table below.

	30 September	31 March
	2024	2024
	€m	€m
Non-current assets
Goodwill	1,674	2,398
Other intangible assets	3,416	4,318
Property, plant and equipment	4,895	9,264
Other investments	—	2
Deferred tax assets	208	461
Trade and other receivables	143	390
	10,336	16,833
Current assets
Inventory	117	173
Taxation recoverable	76	77
Trade and other receivables	1,130	1,922
Cash and cash equivalents	28	42
	1,351	2,214
Assets held for sale	11,687	19,047
Non-current liabilities
Borrowings	1,387	2,387
Deferred tax liabilities	—	3
Post employment benefits	36	45
Provisions	120	273
Trade and other payables	92	163
	1,635	2,871
Current liabilities
Borrowings	727	1,019
Taxation liabilities	12	12
Provisions	82	90
Trade and other payables	1,440	2,926
	2,261	4,047
Liabilities held for sale	3,896	6,918